(Oppenheimer Equity Income Fund Inc)
OPPENHEIMER EQUITY INCOME FUND, INC.

Supplement dated March 7, 2012 to the
Summary Prospectus and Prospectus dated February 28, 2012

This supplement amends the Summary and Statutory Prospectuses of Oppenheimer Equity Income Fund, Inc. (the "Fund"), each dated February 28, 2012. The Prospectuses are amended as follows:

The first paragraph in the section titled "Principal Investment Strategies" on page 2 of the Summary Prospectus and Page 3 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund may invest in other equity securities, such as preferred stocks, warrants and securities convertible into common stocks. The Fund may invest in equity securities issued by companies of different capitalization ranges, but will typically focus on larger capitalization stocks. The Fund may invest in equity securities both for current income from dividends as well as for growth opportunities.